Penn Capital Defensive Floating Rate Income Fund

Schedule of Investments
November 30, 2021 (Unaudited)

Bank Loans: 84.7%(a)(c)	Principal	Value
Advertising: 2.6%
Alchemy Copyrights LLC, 3.500% (1 Month US LIBOR + 3.000%), 8/5/27	178,203	176,867
Clear Channel Outdoor Holdings, Inc., 3.686%, 8/7/26
(1 Month US LIBOR + 3.500%)	244,375	238,808
(2 Month US LIBOR + 3.500%)	625	611
Terrier Media Buyer, Inc., 3.587% (1 Month US LIBOR + 3.500%), 12/17/26	196,515	194,009
Ziggo Financing Partnership, 2.590% (1 Month US LIBOR + 2.500%), 4/17/28	250,000	246,173
		856,468
Aerospace/Defense: 0.5%
Ducommun, Inc., 4.087%, 11/30/25
(1 Month US LIBOR + 4.000%)	124,977	123,519
(1 Month US LIBOR + 4.000%)	30,487	30,131
		153,650
Air Transportation: 1.7%
Allegiant Travel Co., 3.124% (1 Month US LIBOR + 3.000%), 2/5/24	341,599	338,326
American Airlines, Inc., 5.500% (1 Month US LIBOR + 4.750%), 4/20/28	200,000	205,166
		543,492
Auto Parts & Equipment: 1.0%
Dealer Tire LLC, 4.334%, 12/12/25
(1 Month US LIBOR + 4.250%)	45,202	44,844
(1 Month US LIBOR + 4.250%)	77,611	76,996
Truck Hero, Inc., 4.500% (1 Month US LIBOR + 3.750%), 1/31/28	199,000	197,259
		319,099
Brokerage: 0.5%
Victory Capital Holdings, Inc., 2.377% (1 Month US LIBOR + 2.250%), 7/1/26	158,792	156,857
Building Materials: 3.0%
CP Atlas Buyer, Inc., 4.250% (1 Month US LIBOR + 3.750%), 11/23/27	199,000	196,887
LBM Acquisition LLC, 4.500% (1 Month US LIBOR + 3.750%), 12/17/27 (d)	213,015	209,592
Quikrete Holdings, Inc., 2.584% (1 Month US LIBOR + 2.500%), 11/15/23	379,774	374,841
White Cap Buyer LLC, 4.500% (1 Month US LIBOR + 4.000%), 10/8/27	198,000	196,974
		978,294
Building Products: 0.6%
Foundation Building Materials, Inc., 3.750%, 1/31/28
(1 Month US LIBOR + 3.250%)	203,975	201,424
(1 Month US LIBOR + 3.250%)	513	506
		201,931
Cable & Satellite TV: 2.3%
Altice France SA, 4.125% (1 Month US LIBOR + 4.000%), 7/13/26	236,854	234,723
Cogeco Communications USA II LP, 2.087% (1 Month US LIBOR + 2.000%), 8/9/24	242,355	238,933
DirecTV Financing LLC, 5.750% (1 Month US LIBOR + 5.000%), 8/2/27	200,000	199,500
WideOpenWest Finance LLC, 4.250% (1 Month US LIBOR + 3.250%), 8/18/23	79,276	79,028
		752,184
Chemicals: 3.5%
Axalta Coating Systems US Holdings, Inc., 1.953% (3 Month US LIBOR + 1.750%), 6/21/24	176,333	175,511
Gemini HDPE LLC, 3.500% (1 Month US LIBOR + 3.000%), 12/31/27	193,424	192,215
Hexion, Inc., 3.640% (3 Month US LIBOR + 3.500%), 7/1/26	244,375	244,224
Lummus Technology Holdings V LLC, 3.587% (1 Month US LIBOR + 3.500%), 6/30/27	188,979	187,129
Trinseo Materials Operating SCA, 2.587% (1 Month US LIBOR + 2.500%), 5/15/28	199,500	196,956
Univar USA, Inc., 2.087% (1 Month US LIBOR + 2.000%), 7/1/26	147,375	146,485
		1,142,520
Chemicals/Plastics: 0.8%
Diamond BC BV, 3.500% (1 Month US LIBOR + 3.000%), 10/31/28	250,000	248,483
Commercial Services & Supplies: 1.1%
Covanta Holding Corp., 3.000% (1 Month US LIBOR + 2.500%), 12/29/28 (d)	331,100	330,170
Covanta Holding Corp., 3.000% (1 Month US LIBOR + 2.500%), 12/29/28 (d)	24,800	24,730
		354,900
Consumer/Commercial/Lease Financing: 0.8%
Setanta Aircraft Leasing DAC, 2.124% (1 Month US LIBOR + 2.000%), 11/2/28 (d)	250,000	249,480
Diversified Capital Goods: 0.6%
EWT Holdings III Corp., 2.625% (1 Month US LIBOR + 2.500%), 3/10/28	199,500	197,006
Diversified Telecommunication Services: 1.1%
Cincinnati Bell, Inc., 3.750% (SOFR + 3.250%), 12/29/28 (d)	350,000	348,250
Electric - Generation: 0.6%
Vistra Operations Co. LLC, 1.841%, 12/15/25
(1 Month US LIBOR + 1.750%)	38,519	38,082
(1 Month US LIBOR + 1.750%)	157,647	155,861
		193,943
Electronics: 0.2%
Cohu, Inc., 3.172% (1 Month US LIBOR + 3.000%), 9/19/25	74,065	73,417
Energy - Exploration & Production: 0.8%
Freeport LNG Investments LLLP, 4.500% (1 Month US LIBOR + 3.500%), 11/17/28 (d)	250,000	247,423
Environmental: 0.6%
GFL Environmental, Inc., 3.500% (1 Month US LIBOR + 3.000%), 5/30/25	198,500	198,335
Food - Wholesale: 2.4%
American Seafoods Group LLC, 3.750%, 8/25/23
(1 Month US LIBOR + 2.750%)	156,774	155,598
(1 Month US LIBOR + 2.750%)	1,048	1,040
Bellring Brands LLC, 4.750% (1 Month US LIBOR + 4.000%), 10/21/24	239,623	239,494
Chobani LLC, 4.500% (1 Month US LIBOR + 3.500%), 10/20/27	198,000	197,135
Whole Earth Brands, Inc., 5.500% (1 Month US LIBOR + 4.500%), 2/2/28	199,000	197,756
		791,023
Forestry/Paper: 1.2%
Sabert Corp., 5.500% (1 Month US LIBOR + 4.500%), 11/26/26	191,425	190,229
Schweitzer-Mauduit International, Inc., 4.500% (1 Month US LIBOR + 4.000%), 1/27/28	199,500	197,339
		387,568
Gaming: 3.1%
Caesars Resort Collection LLC, 3.587% (1 Month US LIBOR + 4.500%), 7/21/25	198,000	197,566
CCM Merger, Inc., 4.500% (1 Month US LIBOR + 3.750%), 10/29/25	173,091	172,551
Playtika Holding Corp., 2.837% (1 Month US LIBOR + 2.750%), 3/13/28	199,000	197,466
Scientific Games International, Inc., 2.837% (1 Month US LIBOR + 2.750%), 8/14/24	265,867	263,615
The Enterprise Development Authority, 5.000% (1 Month US LIBOR + 4.250%), 2/18/28	195,000	195,234
		1,026,432
Gas Distribution: 3.4%
GIP II Blue Holding LP, 5.500% (1 Month US LIBOR + 4.500%), 9/22/28	250,000	246,250
Centuri Group, Inc., 3.000%, 9/29/28
(3 Month US LIBOR + 2.500%)	195,133	193,730
(1 Month US LIBOR + 2.500%)	4,867	4,832
CQP Holdco LP, 4.250% (1 Month US LIBOR + 3.750%), 6/5/28	249,375	248,088
Eagleclaw Midstream Ventures LLC, 5.250% (3 Month US LIBOR + 4.250%), 6/24/24	198,432	198,061
Stonepeak Lonestar Holdings LLC, 4.624% (1 Month US LIBOR + 4.500%), 10/30/26	218,703	219,016
		1,109,977
Health Care Providers & Services: 1.8%
Emerald TopCo, Inc., 3.587%, 7/27/26
(3 Month US LIBOR + 3.500%)	293,250	289,951
(1 Month US LIBOR + 3.500%)	750	742
Option Care Health, Inc., 3.250% (1 Month US LIBOR + 2.750%), 11/30/28 (d)	300,000	298,749
		589,442
Health Facilities: 1.2%
ADMI Corp., 3.625% (1 Month US LIBOR + 3.250%), 12/23/27	199,000	195,808
Select Medical Corp., 2.340% (6 Month US LIBOR + 2.500%), 3/6/24	212,163	209,952
		405,760
Health Services: 1.2%
FC Compassus LLC, 5.000% (1 Month US LIBOR + 4.250%), 12/31/26	196,515	195,925
PPD, Inc., 2.500% (1 Month US LIBOR + 2.250%), 1/13/28	199,000	198,441
		394,366
Hotels: 1.3%
Hilton Grand Vacations LLC, 3.500% (1 Month US LIBOR + 3.000%), 7/31/28	250,000	247,578
Marriott Ownership Resorts, Inc., 1.837% (1 Month US LIBOR + 1.750%), 8/29/25	174,951	170,927
		418,505
Hotels, Restaurants & Leisure: 0.7%
Alterra Mountain Co., 4.000% (1 Month US LIBOR + 3.500%), 8/17/28	241,250	238,386
Industrial Conglomerates: 0.7%
Deliver Buyer, Inc., 5.147% (3 Month US LIBOR + 5.000%), 5/1/24	243,030	241,815
Investments & Miscellaneous Financial Services: 4.0%
Hightower Holding LLC, 4.750% (1 Month US LIBOR + 4.000%), 4/21/28	160,000	159,400
Hightower Holding LLC, 5.000% (1 Month US LIBOR + 4.000%), 4/21/28 (d)	40,000	39,850
Nexus Buyer LLC, 3.838% (1 Month US LIBOR + 3.750%), 10/30/26	245,625	243,302
Russell Investments US Institutional Holdco, Inc., 4.500%, 5/30/25
(3 Month US LIBOR + 3.500%)	139,876	139,585
(6 Month US LIBOR + 3.500%)	60,124	59,999
The Edelman Financial Engines Center LLC, 4.500% (1 Month US LIBOR + 3.750%), 4/7/28	194,263	193,187
TransUnion LLC, 1.837% (1 Month US LIBOR + 1.750%), 11/13/26	239,492	235,849
VeriFone Systems, Inc., 4.178% (3 Month US LIBOR + 4.000%), 8/20/25	241,996	235,946
		1,307,118
Machinery: 1.4%
ASP Blade Holdings, Inc., 4.500% (1 Month US LIBOR + 4.000%), 12/31/28 (d)	250,000	249,167
Gates Global LLC, 3.500% (1 Month US LIBOR + 2.750%), 3/31/27	199,311	197,444
		446,611
Media Content: 3.0%
Arches Buyer, Inc., 3.750% (1 Month US LIBOR + 3.250%), 12/6/27	198,500	196,479
CSC Holdings LLC, 2.340% (1 Month US LIBOR + 2.250%), 7/17/25	239,348	234,449
Cumulus Media New Holdings, Inc., 4.750% (1 Month US LIBOR + 3.750%), 3/30/26	151,358	150,697
The E.W. Scripps Co., 3.313% (1 Month US LIBOR + 2.563%), 5/1/26	244,019	243,060
The E.W. Scripps Co., 3.750% (1 Month US LIBOR + 3.000%), 1/7/28	173,500	173,094
		997,779
Metals/Mining Excluding Steel: 0.6%
American Rock Salt Co. LLC, 4.750% (1 Month US LIBOR + 4.000%), 6/5/28	199,500	198,752
Multi-Line Insurance: 0.6%
HUB International Ltd., 2.926%, 4/18/25
(3 Month US LIBOR + 2.750%)	197,221	193,365
(2 Month US LIBOR + 2.750%)	511	501
		193,866
Packaging: 1.9%
Graham Packaging Co., Inc., 3.750% (1 Month US LIBOR + 3.000%), 8/4/27	194,953	193,301
Reynolds Group Holdings, Inc., 3.334%, 2/5/26
(1 Month US LIBOR + 3.250%)	45,950	45,459
(1 Month US LIBOR + 3.250%)	28,053	27,753
(1 Month US LIBOR + 3.250%)	124,497	123,166
Pactiv Evergreen Group Holdings, Inc., 4.250% (3 Month US LIBOR + 3.750%), 9/20/28	250,000	248,437
		638,116
Personal & Household Products: 2.4%
Canada Goose, Inc., 4.250% (1 Month US LIBOR + 3.500%), 10/7/27	198,503	198,006
Froneri US, Inc., 2.337%, 1/29/27
(1 Month US LIBOR + 2.250%)	135,735	132,608
(1 Month US LIBOR + 2.250%)	61,765	60,342
HLF Financing Sarl LLC, 2.587% (1 Month US LIBOR + 2.500%), 8/8/25	222,500	220,831
Weber-Stephen Products LLC, 4.000%, 11/30/27
(1 Month US LIBOR + 3.250%)	158,500	157,972
(1 Month US LIBOR + 3.250%)	4,784	4,768
		774,527
Pharmaceuticals: 2.2%
Agiliti Health, Inc., 2.875% (3 Month US LIBOR + 3.000%), 10/18/25	245,592	243,136
Bausch Health Americas, Inc., 3.087% (1 Month US LIBOR + 3.000%), 6/2/25	223,713	221,512
Cambrex Corp., 4.250% (1 Month US LIBOR + 3.500%), 12/4/26	246,264	245,525
		710,173
Printing & Publishing: 1.2%
Meredith Corp., 2.585% (1 Month US LIBOR + 2.500%), 1/31/25	228,738	228,294
Nielsen Finance LLC, 2.089% (1 Month US LIBOR + 2.000%), 10/4/23	176,692	176,029
		404,323
Recreation & Travel: 0.7%
Life Time Fitness, Inc., 5.750% (1 Month US LIBOR + 4.750%), 12/10/24	30,517	30,724
SkyMiles IP Ltd., 4.750% (1 Month US LIBOR + 3.750%), 10/20/27	200,000	209,958
		240,682
Refining and Marketing: 0.8%
Carnival Corp., 8.500% (1 Month US LIBOR + 3.000%), 6/30/25	248,741	244,761
Restaurants: 1.3%
IRB Holding Corp., 3.750%, 2/5/25
(3 Month US LIBOR + 2.750%)	242,569	240,706
(3 Month US LIBOR + 2.750%)	630	625
IRB Holding Corp., 4.250% (1 Month US LIBOR + 3.250%), 12/15/27	198,500	197,543
		438,874
Software: 0.3%
SCS Holdings I, Inc., 3.584% (1 Month US LIBOR + 3.500%), 7/1/26	91,838	91,704
Software/Services: 7.7%
Avaya, Inc., 4.089% (1 Month US LIBOR + 4.000%), 12/15/27	200,000	199,250
Castle US Holding Corp., 3.897% (1 Month US LIBOR + 3.750%), 1/27/27	197,500	194,816
Endurance International Group Holdings, Inc., 4.250% (1 Month US LIBOR + 3.500%), 2/10/28	204,488	200,398
Fiserv Investment Solutions, Inc., 4.125% (1 Month US LIBOR + 4.000%), 2/26/27	197,500	197,006
Go Daddy Operating Co. LLC, 1.834%, 2/15/24
(1 Month US LIBOR + 1.750%)	50,795	50,215
(1 Month US LIBOR + 1.750%)	163,367	161,503
LogMeIn, Inc., 4.834%, 8/31/27
(1 Month US LIBOR + 4.750%)	115,792	114,996
(1 Month US LIBOR + 4.750%)	33,083	32,856
Match Group Holdings II LLC, 1.906% (1 Month US LIBOR + 1.750%), 2/7/27	200,000	196,166
PAE Holding Corp., 5.250% (1 Month US LIBOR + 4.500%), 10/14/27	194,781	194,538
Paysafe Holdings US Corp., 3.250% (1 Month US LIBOR + 2.750%), 4/30/25 (d)	250,000	239,845
Proofpoint, Inc., 3.750% (1 Month US LIBOR + 3.250%), 6/9/28	200,000	197,944
Rackspace Technology Global, Inc., 3.500%, 2/15/28
(3 Month US LIBOR + 2.750%)	198,500	195,501
(1 Month US LIBOR + 2.750%)	500	492
SS&C Technologies Holdings Europe Sarl, 1.837% (1 Month US LIBOR + 1.750%), 2/28/25	77,612	76,460
SS&C Technologies, Inc., 1.837% (1 Month US LIBOR + 1.750%), 2/28/25	84,810	83,552
The Ultimate Software Group, Inc., 4.000% (1 Month US LIBOR + 3.250%), 5/4/26	198,004	196,827
		2,532,365
Specialty Retail: 8.7%
BDF Acquisition Corp., 6.250% (1 Month US LIBOR + 5.250%), 8/14/23	290,359	287,275
BJ's Wholesale Club, Inc., 2.084% (1 Month US LIBOR + 2.000%), 2/2/24	106,738	106,483
Calceus Acquisition, Inc., 5.635% (1 Month US LIBOR + 5.500%), 3/31/25	380,822	347,184
CNT Holdings I Corp., 4.500% (1 Month US LIBOR + 3.750%), 10/16/27	199,000	198,467
Great Outdoors Group T/L (Bass Pro), 4.500%, (3 Month US LIBOR + 3.750%) 3/31/28 (d)	350,000	349,563
Jo-Ann Stores LLC, 5.500% (1 Month US LIBOR + 4.750%), 7/7/28	249,375	244,387
PetSmart, Inc., 4.500% (1 Month US LIBOR + 3.750%), 2/11/28	199,500	198,453
Savers, Inc., 6.500% (3 Month US LIBOR + 5.500%), 4/6/27	200,000	198,250
Shutterfly, Inc., 5.750% (1 Month US LIBOR + 5.000%), 9/25/26 (d)	410,000	396,163
Staples, Inc., 4.626% (1 Month US LIBOR + 4.500%), 9/12/24	209,696	203,579
The Michael's Cos, Inc., 5.000% (1 Month US LIBOR + 4.250%), 4/14/28	199,500	197,954
Waystar Technologies, Inc., 4.087% (1 Month US LIBOR + 4.000%), 10/31/26	148,494	148,185
		2,875,943
Support - Services: 4.7%
Buzz Merger Sub Ltd., 2.834% (1 Month US LIBOR + 2.750%), 1/22/27	246,250	243,787
Nab Holdings T/L (11/21), 3.500%, (SOFR + 3.000%) 11/17/28 (d)	350,000	347,228
PetVet Care Centers LLC, 2.834% (1 Month US LIBOR + 2.750%), 2/28/25	315,382	310,481
Pike Corp., 3.090% (1 Month US LIBOR + 3.000%), 1/21/28	196,575	195,142
Prime Security Services T/L (1/21) (Protection One / ADT) 3.500%, 9/23/26
(6 Month US LIBOR + 2.750%)	101,566	101,001
(12 Month US LIBOR + 2.750%)	50,783	50,500
(12 Month US LIBOR + 2.750%)	50,783	50,500
(1 Month US LIBOR + 2.750%)	77,698	77,266
TruGreen Limited Partnership T/L 4.750% (1 Month US LIBOR + 4.000%), 10/29/27	198,500	198,391
		1,574,297
Tech Hardware & Equipment: 2.1%
Asurion LLC, 3.337% (1 Month US LIBOR + 3.250%), 12/23/26	198,500	195,324
CommScope, Inc., 3.337% (1 Month US LIBOR + 3.250%), 2/6/26	195,259	190,013
Plantronics, Inc., 2.584% (3 Month US LIBOR + 2.500%), 7/2/25	182,092	176,578
Xperi Holding Corp., 3.587% (1 Month US LIBOR + 3.500%), 6/1/25	161,879	161,030
		722,945
Telecom - Satellite: 0.6%
Gogo Intermediate Holdings LLC, 4.500% (1 Month US LIBOR + 3.750%), 4/28/28 (d)	199,500	198,552
Telecom - Wireline Integrated & Services: 1.2%
CenturyLink, Inc., 2.337% (1 Month US LIBOR + 2.250%), 3/15/27	245,625	240,560
Consolidated Communications, Inc., 4.250% (1 Month US LIBOR + 3.500%), 2/10/27	142,801	142,027
		382,587
Total Bank Loans (cost $27,815,572)		27,792,981

Convertible Bonds: 0.8%
Media Content: 0.8%
DISH Network Corp., 3.375%, 8/15/26	300,000	276,526
Total Convertible Bonds (cost $317,474)		276,526

Corporate Bonds: 7.4%
Automakers: 0.6%
Ford Motor Credit Co. LLC, 3.096%, 5/4/23	200,000	203,350
Converted Paper Product Manufacturing: 0.4%
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc., 4.375%, 10/15/28(b)	145,000	141,013
Food - Wholesale: 0.4%
KeHE Distributors LLC, 8.625%, 10/15/26(b)	109,000	116,357
Gas Distribution: 0.7%
New Fortress Energy, Inc., 6.500%, 9/30/26(b)	230,000	217,426
Hotels, Restaurants & Leisure: 0.4%
Carnival Corp., 6.000%, 5/1/29(b)	150,000	145,775
Media Content: 0.9%
Cumulus Media New Holdings, Inc., 6.750%, 7/1/26(b)	155,000	160,813
Netflix, Inc., 5.875%, 11/15/28	114,000	136,444
		297,257
Oil Field Equipment & Services: 0.6%
Oceaneering International, Inc., 4.650%, 11/15/24	200,000	203,000
Packaging: 0.9%
OI European Group BV, 4.750%, 2/15/30(b)	285,000	284,709
Recreation & Travel: 1.8%
Carnival Corp., 7.625%, 3/1/26(b)	300,000	307,647
Royal Caribbean Cruises Ltd., 5.500%, 4/1/28(b)	270,000	262,575
		570,222
Real Estate Investment Trusts (REITs): 0.7%
Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 4.500%, 4/1/27(b)	250,000	237,500
Total Corporate Bonds (cost $2,449,281)		2,416,609

Short-Term Investment: 15.1%
U.S. Bank Money Market Deposit Account, 0.01%(e)	4,963,349	4,963,349
Total Short-Term Investment (cost $4,963,349)		4,963,349

Total Investments - 108.0% (cost $35,545,676)		35,449,465
Liabilities in Excess of Other Assets (8.0)%		(2,627,160)
Net Assets: 100.0%		$32,822,305

Percentages are stated as a percent of net assets.

(a)   Bank Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)  Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of November 30, 2021, the value of these investments was $1,873,815, or 5.7% of total net assets.

(c)  Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years.

(d) All or a portion of this loan is unfunded.
(e) The rate shown is as of November 30, 2021.

Country Exposure (as a percentage of total investments)
United States	97.2%
Panama	1.3%
Netherlands	0.8%
Liberia	0.7%

The Accompanying Footnotes are an Integral Part of this Schedule of Investments

1. Significant Accounting Policies (Unaudited)
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuation
The Fund uses the following valuation methods to determine fair value as either fair value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures as may be approved by the Trust’s Board from time to time. The valuation of the portfolio investments of the Funds currently includes the following processes:

Portfolio securities listed on a national or foreign securities exchange, except those listed on the NASDAQ® Stock Market and Small CapSM exchanges (“NASDAQ®”), for which market quotations are available, are valued at the official closing price of such exchange on each business day (defined as days on which the Funds are open for business (“Business Day”)). Portfolio securities traded on the NASDAQ® will be valued at the NASDAQ® Official Closing Price on each Business Day. If there is no such reported sale on an exchange or NASDAQ®, the portfolio security will be valued at the most recent quoted bid price. Price information on listed securities is taken from the exchange where the security is primarily traded.

Other assets and securities for which no quotations are readily available (such as for certain restricted or unlisted securities and private placements) or that may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities) will be valued in good faith at fair value using procedures and methods approved by the Board. Under the procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations to a Valuation Committee comprised of representatives from the Advisor.

The Fund’s portfolio holdings may also consist of shares of other investment companies in which the Fund invests. The value of each such investment company will be its net asset value (“NAV”) at the time the Fund’s shares are priced. Each investment company calculates its NAV based on the current market value for its portfolio holdings. Each investment company values securities and other instruments in a manner as described in that investment company’s prospectus. The investment company’s prospectus explains the circumstances under which the company will use fair value pricing and the effects of using fair value pricing.

The Fund’s portfolio holdings may also consist of shares of other investment companies in which the Fund invests. The value of each such investment company will be its net asset value (“NAV”) at the time the Fund’s shares are priced. Each investment company calculates its NAV based on the current market value for its portfolio holdings. Each investment company values securities and other instruments in a manner as described in that investment company’s prospectus. The investment company’s prospectus explains the circumstances under which the company will use fair value pricing and the effects of using fair value pricing.

Because the Fund may invest in foreign securities, the Fund’s NAV may change on days when a shareholder will not be able to purchase or redeem Fund shares because foreign markets are open at times and on days when U.S. markets are not. Investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time). If an event that could materially affect the value of the Fund’s foreign securities has occurred between the time the securities were last traded and the time that the Fund calculates its NAV, the closing price of the Fund’s securities may no longer reflect their market value at the time the Fund calculates its NAV. In such a case, the Fund may use fair value methods to value such securities.

Fixed income securities shall be valued at the evaluated bid price supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Bank loans are not listed on any securities exchange or board of trade. They are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market. This market generally has fewer trades and less liquidity than the secondary market for other types of securities. Some bank loans have few or no trades, or trade infrequently, and information regarding a specific bank loan may not be widely available or may be incomplete. Except as otherwise specified, Bank loan securities shall be valued at the evaluated bid prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain a bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Occasionally, reliable market quotations are not readily available (such as for certain restricted or unlisted securities and private placements) or securities and other assets may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities), or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Under the procedures adopted by the Board, the Board has delegated the responsibility for making fair value determinations to a Valuation Committee, subject to the Board’s oversight. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used as of November 30, 2021, in valuing the Fund’s investments:

Investments in Securities(a)	Level 1	Level 2	Level 3	Total
Bank Loans	$-	$27,792,981	$-	$27,792,981
Convertible Bonds	-	276,526	-	276,526
Corporate Bonds	-	2,416,609	-	2,416,609
Short-Term Investments	4,963,349	-	-	4,963,349
Total Investments in Securities	$4,963,349	$30,486,116	$-	$35,449,465

(a) All other industry classifications are identified in the Schedule of Investments for the Fund.